Segment Information	12 Months Ended
Mar. 31, 2012
Segment Information

(21) Segment Information

Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Power product and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as components of Honda’s about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in Honda’s consolidated financial statements.

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

As of and for the year ended March 31, 2010

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,140,292	¥6,554,848	¥606,352	¥277,682	¥8,579,174	¥—	¥—	¥8,579,174
Intersegment	—	—	12,459	17,117	29,576	(29,576)	—	—

Total	¥1,140,292	¥6,554,848	¥618,811	¥294,799	¥8,608,750	¥(29,576)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	1,081,455	6,428,090	423,910	311,520	8,244,975	(29,576)	—	8,215,399

Segment income (loss)	¥58,837	¥126,758	¥194,901	¥(16,721)	¥363,775	¥—	¥—	¥363,775

Equity in income of affiliates	¥23,131	¥69,082	¥—	¥1,069	¥93,282	¥—	¥—	¥93,282
Assets	¥1,025,665	¥5,044,247	¥5,541,788	¥281,966	¥11,893,666	¥(264,551)	¥—	¥11,629,115
Investments in affiliates	¥103,032	¥334,875	¥—	¥16,821	¥454,728	¥—	¥—	¥454,728
Depreciation and amortization	¥48,683	¥337,787	¥230,453	¥12,751	¥629,674	¥—	¥—	¥629,674
Capital expenditures	¥38,332	¥284,586	¥546,342	¥23,748	¥893,008	¥—	¥—	¥893,008
Damaged and impairment losses on long-lived assets	¥—	¥548	¥3,312	¥—	¥3,860	¥—	¥—	¥3,860
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥40,062	¥—	¥40,062	¥—	¥—	¥40,062

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	15,132	34,912	(34,912)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥307,811	¥8,971,779	¥(34,912)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	313,336	8,387,881	(34,912)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥933,671	¥4,883,029	¥5,572,152	¥290,730	¥11,679,582	¥(108,708)	¥—	¥11,570,874
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥40,324	¥296,364	¥213,805	¥13,146	¥563,639	¥—	¥—	¥563,639
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	—	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥—	¥100,406
Assets	¥1,005,883	¥4,950,002	¥5,644,380	¥304,985	¥11,905,250	¥(124,491)	¥—	¥11,780,759
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥—	¥430,783
Depreciation and amortization	¥40,452	¥268,848	¥211,325	¥10,133	¥530,758	¥—	¥—	¥530,758
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries- receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥—	¥13,032

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments were not included in Power product and other businesses but as Other Adjustments for the year ended March 31, 2011.

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥338,135 million as of March 31, 2010, ¥453,116 million as of March 31, 2011, and ¥399,732 million as of March 31, 2012, which consist primarily of cash and cash equivalents and available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of Financial services business include ¥ 227,931 million for the year ended March 31, 2010, ¥ 212,143 million for the year ended March 31, 2011 and ¥209,762 million for the year ended March 31, 2012, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of Financial services business includes ¥ 544,027 million for the year ended March 31, 2010, ¥ 798,420 million for the year ended March 31, 2011 and ¥683,767 million for the year ended March 31, 2012, respectively, purchases of operating lease assets.
7.	The amounts of Net sales and other operating revenue-Intersegment for the years ended March 31, 2010 and 2011 have been corrected from the amounts previously disclosed.
8.	For the years ended March 31, 2011 and 2012, impact of the Great East Japan Earthquake is included in Cost of sales, SG&A and R&D expenses of Automobile business (see note 1(u)).
9.	For the year ended March 31, 2012, impact of the floods in Thailand is included in Cost of sales, SG&A and R&D expenses of Automobile business (see note 1(v)).

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2010	2011	2012
Motorcycles and relevant parts	¥1,079,165	¥1,225,098	¥1,286,319
All-terrain vehicles (ATVs) and relevant parts	61,127	63,096	62,509
Automobiles and relevant parts	6,554,848	6,794,098	5,805,975
Financial, insurance services	606,352	561,896	516,148
Power products and relevant parts	188,014	202,838	208,661
Others	89,668	89,841	68,483

Total	¥8,579,174	¥8,936,867	¥7,948,095

Geographical Information

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,864,513	¥3,294,758	¥3,419,903	¥8,579,174
Long-lived assets	¥1,113,386	¥1,767,879	¥603,881	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

The above information is based on the location of the Company and its subsidiaries.

Supplemental Geographical Information

In addition to the disclosure required by U.S.GAAP, Honda provides the following supplemental information in order to provide financial statements users with additional useful information:

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2010

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,864,513	¥3,752,417	¥769,857	¥1,320,047	¥872,340	¥8,579,174	¥—	¥—	¥8,579,174
Transfers between geographic areas	1,441,264	155,799	55,615	198,533	24,151	1,875,362	(1,875,362)	—	—

Total	¥3,305,777	¥3,908,216	¥825,472	¥1,518,580	¥896,491	¥10,454,536	¥(1,875,362)	¥—	¥8,579,174
Cost of sales, SG&A and R&D expenses	3,334,912	3,671,837	836,344	1,405,574	850,683	10,099,350	(1,883,951)	—	8,215,399

Operating income (loss)	¥(29,135)	¥236,379	¥(10,872)	¥113,006	¥45,808	¥355,186	¥8,589	¥—	¥363,775

Assets	¥2,947,764	¥6,319,896	¥591,423	¥1,050,727	¥619,345	¥11,529,155	¥99,960	¥—	¥11,629,115
Long-lived assets	¥1,113,386	¥1,861,596	¥107,262	¥240,704	¥162,198	¥3,485,146	¥—	¥—	¥3,485,146

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,875,630	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,357,202	¥213,672	¥—	¥11,570,874
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥—	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥—	¥231,364

Assets	¥3,106,061	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,690,851	¥89,908	¥—	¥11,780,759
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥—	¥3,534,908

Explanatory notes:

1. Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The adjustments were not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥338,135 million as of March 31, 2010, ¥453,116 million as of March 31, 2011, and ¥399,732 million as of March 31, 2012, which consist primarily of cash and cash equivalents, available-for-sale securities, and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	For the years ended March 31, 2011 and 2012, impact of the Great East Japan Earthquake is included in Cost of sales, SG&A and R&D expenses of Japan (see note 1(u)).
7.	For the year ended March 31, 2012, impact of the floods in Thailand is included in Cost of sales, SG&A and R&D expenses of Asia (see note 1(v)).